Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

July 2, 2008	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Dreyfus Investment Grade Funds, Inc. (File No.: 811-6718)

Ladies and Gentlemen:

On behalf of Dreyfus Investment Grade Funds, Inc. (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of Dreyfus Premier Limited Term Income Fund (“Income Fund”), a series of The Dreyfus/Laurel Funds, Inc., to transfer Income Fund’s assets, subject to its liabilities, to Dreyfus Premier Intermediate Term Income Fund, a series of the Registrant (“Acquiring Income Fund”) in exchange for shares of Acquiring Income Fund. Class A, Class B and Class C shareholders of Income Fund will receive Class A shares of Acquiring Income Fund. Class I shareholders of Income Fund will receive Class I shares of Acquiring Income Fund. The Registrant and The Dreyfus/Laurel Funds, Inc. are both open-end investment companies advised by The Dreyfus Corporation.

Upon consummation of the reorganization, Acquiring Income Fund shares received by Income Fund will be distributed to Class A, B and C shareholders and I shareholders of Income Fund so that each shareholder would receive a pro rata distribution of Class A and I shares, respectively, of Acquiring Income Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Income Fund shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of Income Fund is currently planned for October 15, 2008. Income Fund intends to mail its Prospectus/Proxy to shareholders in August 2008.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens